Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 64.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,009,463	$10,771,227
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,148,447	12,288,382
Janus Henderson Asia Equity Fund - Class N Shares	370,376	3,714,581
Janus Henderson Contrarian Fund - Class N Shares	241,957	6,794,539
Janus Henderson Emerging Markets Fund - Class N Shares	973,664	9,006,242
Janus Henderson Enterprise Fund - Class N Shares	49,748	7,179,777
Janus Henderson European Focus Fund - Class N Shares	116,920	5,571,218
Janus Henderson Forty Fund - Class N Shares	134,476	7,423,077
Janus Henderson Global Equity Income Fund - Class N Shares	1,427,874	8,881,336
Janus Henderson Global Real Estate Fund - Class N Shares	274,998	3,178,982
Janus Henderson Global Research Fund - Class N Shares	47,977	5,148,928
Janus Henderson Global Select Fund - Class N Shares	329,977	6,372,148
Janus Henderson Growth and Income Fund - Class N Shares	118,472	8,713,637
Janus Henderson Overseas Fund - Class N Shares	279,242	13,060,122
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	427,962	6,916,099
Janus Henderson Triton Fund - Class N Shares	171,333	4,848,617
Janus Henderson U.S. Dividend Income Fund - Class N Shares	526,107	5,960,792
		125,829,704
Exchange-Traded Funds (ETFs) – 2.4%
Janus Henderson AAA CLO	93,960	4,767,530
Fixed Income Funds – 32.2%
Janus Henderson Developed World Bond Fund - Class N Shares	5,380,590	41,376,722
Janus Henderson Flexible Bond Fund - Class N Shares	1,292,404	12,006,368
Janus Henderson High-Yield Fund - Class N Shares	194,911	1,411,157
Janus Henderson Multi-Sector Income Fund - Class N Shares	423,612	3,630,354
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	1,382,032	3,924,970
		62,349,571
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	930,447	930,633
Total Investments (total cost $171,434,093) – 100.0%		193,877,438
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(45,451)
Net Assets – 100%		$193,831,987

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 100.0%
Equity Funds - 64.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$414,566	$1,272	$-	$683,791	$10,771,227
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	70,153	(69,953)	357,528	1,096,508	12,288,382
Janus Henderson Asia Equity Fund - Class N Shares	1,852	(177,512)	-	238,720	3,714,581
Janus Henderson Contrarian Fund - Class N Shares	44,823	227,949	439,017	199,599	6,794,539
Janus Henderson Emerging Markets Fund - Class N Shares	68,414	(767,305)	-	1,098,328	9,006,242
Janus Henderson Enterprise Fund - Class N Shares	-	(217)	419,047	389,653	7,179,777
Janus Henderson European Focus Fund - Class N Shares	133,816	57,354	-	693,773	5,571,218
Janus Henderson Forty Fund - Class N Shares	24,707	271,606	553,640	747,710	7,423,077
Janus Henderson Global Equity Income Fund - Class N Shares	438,090	(48,135)	-	356,753	8,881,336
Janus Henderson Global Real Estate Fund - Class N Shares	91,108	(244,653)	-	339,737	3,178,982
Janus Henderson Global Research Fund - Class N Shares	49,273	91,854	200,514	695,403	5,148,928
Janus Henderson Global Select Fund - Class N Shares	87,664	167,339	399,923	671,415	6,372,148
Janus Henderson Growth and Income Fund - Class N Shares	87,934	140,217	630,170	340,281	8,713,637
Janus Henderson Overseas Fund - Class N Shares	164,454	858,752	-	239,290	13,060,122
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	64,737	(72,497)	-	1,179,225	6,916,099
Janus Henderson Triton Fund - Class N Shares	-	(43,669)	311,876	220,171	4,848,617
Janus Henderson U.S. Dividend Income Fund - Class N Shares	101,823	16,446	-	570,660	5,960,792
Total Equity Funds	$1,843,414	$408,848	$3,311,715	$9,761,017	$125,829,704
Exchange-Traded Funds (ETFs) - 2.4%
Janus Henderson AAA CLO	171,542	3,352	-	58,883	4,767,530
Fixed Income Funds - 32.2%
Janus Henderson Developed World Bond Fund - Class N Shares	198,115	4,241	-	589,828	41,376,722
Janus Henderson Flexible Bond Fund - Class N Shares	517,343	(287,073)	-	167,466	12,006,368
Janus Henderson Global Bond Fund - Class N Shares	632,942	(8,401,564)	-	7,984,640	-
Janus Henderson High-Yield Fund - Class N Shares	64,710	(10,041)	-	48,917	1,411,157
Janus Henderson Multi-Sector Income Fund - Class N Shares	86,036	815	-	49,006	3,630,354
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	108,936	(60,155)	-	92,982	3,924,970
Total Fixed Income Funds	$1,608,082	$(8,753,777)	$-	$8,932,839	$62,349,571
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	32,021	-	-	-	930,633
Total Affiliated Investments - 100.0%	$3,655,059	$(8,341,577)	$3,311,715	$18,752,739	$193,877,438

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 100.0%
Equity Funds - 64.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,568,203	567,515	(1,049,554)	10,771,227
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	11,052,160	1,194,010	(984,343)	12,288,382
Janus Henderson Asia Equity Fund - Class N Shares	4,080,932	57,030	(484,589)	3,714,581
Janus Henderson Contrarian Fund - Class N Shares	7,313,733	583,477	(1,530,219)	6,794,539
Janus Henderson Emerging Markets Fund - Class N Shares	11,363,068	231,403	(2,919,252)	9,006,242
Janus Henderson Enterprise Fund - Class N Shares	5,506,479	1,800,871	(517,009)	7,179,777
Janus Henderson European Focus Fund - Class N Shares	3,036,451	2,332,591	(548,951)	5,571,218
Janus Henderson Forty Fund - Class N Shares	5,725,518	2,106,717	(1,428,474)	7,423,077
Janus Henderson Global Equity Income Fund - Class N Shares	5,283,368	3,946,069	(656,719)	8,881,336
Janus Henderson Global Real Estate Fund - Class N Shares	4,318,573	147,314	(1,381,989)	3,178,982
Janus Henderson Global Research Fund - Class N Shares	3,786,506	1,524,731	(949,566)	5,148,928
Janus Henderson Global Select Fund - Class N Shares	6,646,549	576,095	(1,689,250)	6,372,148
Janus Henderson Growth and Income Fund - Class N Shares	5,412,270	5,211,190	(2,390,321)	8,713,637
Janus Henderson Overseas Fund - Class N Shares	12,994,370	1,898,812	(2,931,102)	13,060,122
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	7,145,641	156,852	(1,493,122)	6,916,099
Janus Henderson Triton Fund - Class N Shares	4,406,443	767,178	(501,506)	4,848,617
Janus Henderson U.S. Dividend Income Fund - Class N Shares	5,691,394	187,145	(504,853)	5,960,792
Exchange-Traded Funds (ETFs) - 2.4%
Janus Henderson AAA CLO	3,015,825	2,012,327	(322,857)	4,767,530
Fixed Income Funds - 32.2%
Janus Henderson Developed World Bond Fund - Class N Shares	-	41,379,606	(596,953)	41,376,722
Janus Henderson Flexible Bond Fund - Class N Shares	18,813,049	725,395	(7,412,469)	12,006,368
Janus Henderson Global Bond Fund - Class N Shares	46,390,269	1,107,463	(47,080,808)	-
Janus Henderson High-Yield Fund - Class N Shares	1,116,081	368,898	(112,698)	1,411,157
Janus Henderson Multi-Sector Income Fund - Class N Shares	644,661	3,081,723	(145,851)	3,630,354
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	5,701,280	2,248,976	(4,058,113)	3,924,970
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	192,076	3,383,079	(2,644,522)	930,633

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$125,829,704	$-	$-
Exchange-Traded Funds (ETFs)	4,767,530	-	-
Fixed Income Funds	62,349,571	-	-
Money Markets	-	930,633	-
Total Assets	$192,946,805	$930,633	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70271 05-24